J.P. MORGAN ACCESS MULTI-STRATEGY FUND II

270 Park Avenue

New York, New York 10017

August 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	J. P. Morgan Access Multi-Strategy Fund II (File No. 811-22575) (the “Fund”)

Ladies and Gentlemen:

We hereby submit via EDGAR post-effective amendment No. 22 to the Fund’s registration statement on Form N-2. This amendment is being filed to incorporate comments as indicated to the SEC staff in correspondence dated September 14, 2018, making certain annual updates, including updates to the fee table and updates to the information contained in Appendix A: Additional Disclosure.

If you have any questions, please call me at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary